Long-Term Debt (Loss on Early Extinguishments and Modifications of Debt) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Extinguishment of Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	$ (61)	$ (156)
Parent Company [Member]
Extinguishment of Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	$ (61)	$ (156)
Parent Company [Member] | 6.375% Senior Notes Due 2026 [Member] | Senior Notes [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.375%		6.375%